Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue [abstract]
Current Credits for contracts included in the item "Trade receivables"	$ 1,678	$ 1,646	$ 993
Current contract assets	3	30	10
Current contract liabilities	117	73	69
Noncurrent Credits for contracts included in the item "Trade receivables"	11	8	41
Noncurrent Contract liabilities	$ 180	$ 114	$ 34